SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 19, 2018	Oct. 22, 2018	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Oct. 31, 2018	Jan. 31, 2018
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred				$ 132,291	$ 160,508	$ 159,918
Interest expenses capitalized				0	0	0
Impairment losses recognized on property and equipment				$ 0	0	19,645
Land use rights, estimated useful life				40 years
Maximum deposits recognizing period				1 year
Advertising and promotional costs				$ 22,177	28,009	$ 23,854
Percentage of tax benefit greater than likelihood				50.00%
Operating lease right-of-use assets				$ 14,238	0
Operating lease liabilities				14,615
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales				3,946	4,380				$ 4,409
Decrease in advance customer deposits and ticket sales				$ (434)	$ (29)
Accounting Standards Update 2016-02 [Member]
Schedule Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets							$ 14,745
Operating lease liabilities							$ 14,745
Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued						18,127.94
Ordinary shares, par value						$ 1
Class A Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued				241,818,016	241,818,016	181,279,400
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Exchange of Class A ordinary shares to Class B ordinary shares					72,511,760
Ordinary shares	17,250,000	115,800,376	17,250,000
Class A Ordinary Shares [Member] | IPO [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, par value		$ 0.0001
Ordinary shares		115,000,000
Class B Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued				72,511,760	72,511,760
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Exchange of Class A ordinary shares to Class B ordinary shares					72,511,760
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets				2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets				10 years